UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23328

Flat Rock Opportunity Fund

(Exact name of registrant as specified in charter)

1350 6th Avenue, 18th Floor, New York, NY 10019

(Address of principal executive offices) (Zip code)

Robert K. Grunewald

Chief Executive Officer

1350 6th Avenue, 18th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 596-3413

Date of fiscal year end: December 31

Date of reporting period: July 2, 2018 - June 30, 2019

Item 1 – Proxy Voting Record.

Flat Rock Opportunity Fund did not vote any proxies or have any securities that were subject to a vote during the annual period ended June 30, 2019.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Flat Rock Opportunity Fund

By:	/s/ Robert K. Grunewald
Robert K. Grunewald
President and Chief Executive Officer (Principal Executive Officer)

Date:	July 22, 2019